Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2014
Statement of Financial Position [Abstract]
Preferred Stock, shares authorized	10,000,000
Preferred Stock, par value	$ 0.0001
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, shares authorized	100,000,000
Common Stock, par value	$ 0.0001
Common Stock, shares issued	20,000,000
Common Stock, shares outstanding	20,000,000